Submission	Jan. 28, 2026
Submission [Line Items]
Central Index Key	0001428205
Registrant Name	ARMOUR Residential REIT, Inc.
Registration File Number	333-278327
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES